RESTRICTED NET ASSETS (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
RESTRICTED NET ASSETS
Minimum percentage of after tax profits to be allocated to general reserve fund	10.00%	10.00%
Maximum threshold, expressed as a percentage of an entity's general reserve fund to its registered capital, for which allocations of after-tax profits to the general reserve fund are required	50.00%
Amount appropriated to the statutory reserve funds	$ 191,000	¥ 1,326,000	¥ 1,326,000
Restricted net assets of the Company's PRC subsidiaries and VIEs	$ 46,563,000	¥ 323,289,000